Taxation (Details) - Schedule of Company’s Income (Loss) Before Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Domestic:
Income before taxes	$ 126,048	$ 92,166	$ 48,628
Bermuda [Member]
Domestic:
Income before taxes	91,769	72,827	37,423
U.K. [Member]
Domestic:
Income before taxes	28,494	17,029	11,493
Other [Member]
Domestic:
Income before taxes	$ 5,785	$ 2,310	$ (288)